Financial Risk Management - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of net debt [line items]
Target ratio of net debt to EBITDA	1.5
Borrowings	£ 1,085	£ 2,468
(Increase) decrease in adjusted operating profit translated at year end closing rates	22	(55)
Adjusted operating profit	576	690
Adjusted operating profit translated at year end closing rates	554	635
(Increase) decrease in EBITDA translated at year end closing rates	25	(63)
EBITDA	738	848
EBITDA translated at year end closing rates	713	785
Cash and cash equivalents (excluding overdrafts)	518	1,459
Undrawn borrowing capacity on revolving credit facility	£ 1,300	£ 1,400	$ 1,750	$ 1,750
Maturity period of trade payables	1 year	1 year
One percentage change in US Dollar interest rates [member]
Disclosure of net debt [line items]
Percentage of movement in US dollar interest rates sensitivity	1.00%
Movement in interest charge sensitivity	£ 2	£ 13
Investment grade bank counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	58.00%
Net exposure with investment grade counterparties	£ 24
AAA money market fund counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	38.00%
Non-investment grade bank counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	4.00%
US Dollars [member]
Disclosure of net debt [line items]
Percentage of currency exposure to sales	60.00%
Borrowings	£ 172	1,559
Trade payables	137	164
Sterling [member]
Disclosure of net debt [line items]
Borrowings	1	13
Trade payables	58	67
Other currency [member]
Disclosure of net debt [line items]
Borrowings	1	4
Trade payables	90	102
Due in 2021 [member]
Disclosure of net debt [line items]
Undrawn borrowing capacity on revolving credit facility	1,300	1,400	$ 1,750	$ 1,750
Fixed interest rate [member]
Disclosure of net debt [line items]
Borrowings	674	650
Floating interest rate [member]
Disclosure of net debt [line items]
Borrowings	£ 411	£ 1,818